UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

Regal Total Return Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 69.5%
	COMMUNICATIONS – 3.3%
8,331	America Movil S.A.B. de C.V. - ADR	$101,638
628	Baidu, Inc. - ADR*	103,714
2,122	China Mobile Ltd. - ADR	122,864
85	Priceline Group, Inc.*	106,115
4,465	Twenty-First Century Fox, Inc. - Class A	120,778
1,185	Walt Disney Co.	115,917
		671,026
	CONSUMER DISCRETIONARY – 9.3%
3,719	BorgWarner, Inc.	109,785
4,415	Gap, Inc.	93,686
4,162	Hanesbrands, Inc.	104,591
5,774	Lowe's Cos., Inc.	457,128
2,251	McDonald's Corp.	270,885
8,540	Melco Crown Entertainment Ltd. - ADR	107,433
972	Polaris Industries, Inc.	79,471
1,053	Ralph Lauren Corp.	94,370
6,380	Swatch Group A.G. - ADR	92,797
1,227	Tractor Supply Co.	111,878
4,805	VF Corp.	295,459
2,099	Williams-Sonoma, Inc.	109,421
		1,926,904
	CONSUMER STAPLES – 10.9%
1,107	British American Tobacco PLC - ADR	143,334
6,458	Coca-Cola Co.	292,741
3,981	Colgate-Palmolive Co.	291,409
1,107	Diageo PLC - ADR	124,958
3,588	Procter & Gamble Co.	303,796
4,323	Target Corp.	301,832
4,649	Tyson Foods, Inc. - Class A	310,507
2,766	Unilever PLC - ADR	132,519
4,746	Wal-Mart Stores, Inc.	346,553
		2,247,649
	ENERGY – 6.3%
2,896	Chevron Corp.	303,588
978	Core Laboratories N.V.	121,164
3,263	Exxon Mobil Corp.	305,874
2,930	Halliburton Co.	132,700
1,820	Helmerich & Payne, Inc.	122,176
4,357	HollyFrontier Corp.	103,566
1,398	Schlumberger Ltd.	110,554
4,309	Western Refining, Inc.	88,895
		1,288,517

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS – 11.7%
1,031	American Tower Corp. - REIT	$117,132
18,938	Banco Bilbao Vizcaya Argentaria S.A. - ADR	108,704
2,757	Bank of Nova Scotia	135,121
881	Berkshire Hathaway, Inc. - Class B*	127,560
1,645	Capital One Financial Corp.	104,474
1,348	Crown Castle International Corp. - REIT	136,728
388	Equinix, Inc. - REIT	150,439
9,288	HCP, Inc.	328,609
3,140	Lazard Ltd. - Class A	93,509
2,483	Prologis, Inc. - REIT	121,766
552	Simon Property Group, Inc. - REIT	119,729
1,926	State Street Corp.	103,850
4,385	T. Rowe Price Group, Inc.	319,974
2,851	Toronto-Dominion Bank	122,393
1,466	Visa, Inc. - Class A	108,733
1,559	Welltower, Inc. - REIT	118,749
3,465	Weyerhaeuser Co. - REIT	103,153
		2,420,623
	HEALTH CARE – 12.6%
8,170	Abbott Laboratories	321,163
4,659	AbbVie, Inc.	288,439
850	Alexion Pharmaceuticals, Inc.*	99,246
504	Allergan PLC*	116,469
730	Amgen, Inc.	111,069
1,840	Becton, Dickinson and Co.	312,046
451	Biogen, Inc.*	109,061
1,254	Express Scripts Holding Co.*	95,053
1,171	Gilead Sciences, Inc.	97,685
2,963	GlaxoSmithKline PLC - ADR	128,416
1,658	ICON PLC*	116,077
934	Laboratory Corp. of America Holdings*	121,672
708	McKesson Corp.	132,148
1,390	Novartis AG - ADR	114,689
2,320	Sanofi - ADR	97,092
559	Shire PLC - ADR	102,901
1,429	Varian Medical Systems, Inc.*	117,507
2,314	Zoetis, Inc.	109,822
		2,590,555
	INDUSTRIALS – 6.5%
2,070	Anixter International, Inc.*	110,290
1,302	Deere & Co.	105,514
4,435	Dover Corp.	307,434
2,261	Eaton Corp. PLC	135,050

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
5,614	Emerson Electric Co.	$292,826
1,257	W.W. Grainger, Inc.	285,653
1,837	WESCO International, Inc.*	94,587
		1,331,354
	MATERIALS – 8.9%
1,746	3M Co.	305,759
2,598	Agnico Eagle Mines Ltd.	138,993
2,067	Air Products & Chemicals, Inc.	293,597
7,921	AngloGold Ashanti Ltd. - ADR*	143,053
6,659	Barrick Gold Corp.	142,170
1,873	Franco-Nevada Corp.	142,460
5,281	Goldcorp, Inc.	101,026
1,210	Monsanto Co.	125,126
2,901	Newmont Mining Corp.	113,487
1,499	Randgold Resources Ltd. - ADR	167,948
7,049	Silver Wheaton Corp.	165,863
		1,839,482
	TOTAL COMMON STOCKS (Cost $13,544,150)	14,316,110

	EXCHANGE-TRADED FUNDS – 26.8%
2,915	CurrencyShares Australian Dollar Trust	217,576
2,898	CurrencyShares Canadian Dollar Trust*	222,132
1,963	CurrencyShares Euro Trust*	212,338
2,738	CurrencyShares Japanese Yen Trust*	256,222
2,163	CurrencyShares Swiss Franc Trust*	212,601
12,068	iShares 1-3 Year Credit Bond ETF	1,280,294
4,004	iShares 1-3 Year Treasury Bond ETF	341,621
7,508	iShares 10+ Year Credit Bond ETF	470,376
1,583	iShares 20+ Year Treasury Bond ETF	219,879
10,436	iShares Floating Rate Bond ETF	528,270
2,949	iShares iBoxx $High Yield Corporate Bond ETF	249,751
4,120	iShares Intermediate Credit Bond ETF	458,556
7,831	iShares MBS ETF	861,175

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,449,989)	5,530,791

	SHORT-TERM INVESTMENTS – 3.1%
645,423	Fidelity Institutional Government Portfolio Fund, 0.30%[1]	645,423

	TOTAL SHORT-TERM INVESTMENTS (Cost $645,423)	645,423

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Value

TOTAL INVESTMENTS – 99.4% (Cost $19,639,562)	$20,492,324
Other assets in Excess of liabilities – 0.6%	117,134

TOTAL NET ASSETS –100.0%	$20,609,458

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Note 1 – Organization
Regal Total Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek positive total return. The Fund commenced investment operations on May 27, 2014.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2016 (Unaudited)

(c) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Note 3 – Federal Income Taxes
At June 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$19,655,122

Gross unrealized appreciation	$1,402,073
Gross unrealized depreciation	(564,871)

Net unrealized appreciation on investments	$837,202

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2016 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$14,316,110	$-	$-	$14,316,110
Exchange-Traded Funds	5,530,791	-	-	5,530,791
Short-Term Investments	645,423	-	-	645,423
Total Investments	$20,492,324	$-	$-	$20,492,324

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	08/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	08/29/16

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	08/29/16

* Print the name and title of each signing officer under his or her signature.